Loans and Financial Liabilities - Summary of Unsecured Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2021	Feb. 28, 2018	Sep. 30, 2017	May 31, 2015
Disclosure of detailed information about borrowings [line items]
Gross Unsecured Notes	$ 2,295,000	$ 2,295,000
Less: Unsecured Notes fees and discounts, net of premiums	(20,349)	(24,754)
Total Unsecured Notes	2,274,651	2,270,246
Less: Short-term portion of Unsecured Notes	(249,650)	0
Long-term portion of Unsecured Notes	2,025,001	2,270,246
2025 VCL Notes
Disclosure of detailed information about borrowings [line items]
Gross Unsecured Notes	250,000	250,000
Total Unsecured Notes	$ 250,000	$ 250,000					$ 250,000
2027 VCL Notes
Disclosure of detailed information about borrowings [line items]
Purpose	To fund the tender offer and redemption of the 2022 VCL Notes and general corporate purposes	To fund the tender offer and redemption of the 2022 VCL Notes and general corporate purposes
Gross Unsecured Notes	$ 825,000	$ 825,000
Total Unsecured Notes	$ 825,000	$ 825,000			$ 275,000	$ 550,000
2029 VCL Notes
Disclosure of detailed information about borrowings [line items]
Purpose	General corporate purposes	General corporate purposes
Gross Unsecured Notes	$ 500,000	$ 500,000
Total Unsecured Notes	$ 500,000	$ 500,000		$ 500,000
2031 VCL Notes
Disclosure of detailed information about borrowings [line items]
Purpose	To fund the redemption of the 13.000% Senior Secured Notes due 2025	To fund the redemption of the 13.000% Senior Secured Notes due 2025
Gross Unsecured Notes	$ 720,000	$ 720,000
Total Unsecured Notes	$ 720,000	$ 720,000	$ 720,000